EVENTS AFTER THE REPORTING DATE (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 03, 2021 USD ($)	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options	Apr. 12, 2022 USD ($)	Feb. 28, 2022 USD ($)
EVENTS AFTER THE REPORTING DATE
Amount of cash paid			$ 4,183,000	$ 4,367,000
Number of Ordinary shares issued | Options			1,600,499	1,600,499
Value of Preferred shares issued				$ 2,465,000
Period for achieving certain operating and financial milestones				2 years
Maximum borrowing capacity			$ 6,000,000
Clearit Customs Services, Inc
EVENTS AFTER THE REPORTING DATE
Number of Ordinary shares issued						272,851
Value of Preferred shares issued			$ 6,573,000			$ 6,573,000
Maximum amount of cash to be issued on achieving certain operating and financial milestones						$ 3,500,000
Acquisition | Clearit Customs Services, Inc
EVENTS AFTER THE REPORTING DATE
Amount of cash paid	$ 5,000,000
Number of Ordinary shares issued	272,851,000
Value of Preferred shares issued	$ 6,573,000
Maximum amount of cash to be issued on achieving certain operating and financial milestones	$ 3,500,000
Period for achieving certain operating and financial milestones	3 years
Loan agreement
EVENTS AFTER THE REPORTING DATE
Maximum borrowing capacity					$ 6,000,000
Amount borrowed		$ 2,500,000
Variable spread interest rate (in percent)		6.00%